PARENT ONLY FINANCIAL INFORMATION - Cash Flow (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Condensed statements of cash flows
Net cash used in operating activities	$ (274,529)	¥ (1,911,216)	¥ (1,164,248)	¥ (114,578)
Net cash used in investing activities	(292,753)	(2,038,089)	(1,324,021)	(489,282)
Net cash provided by financing activities	710,316	4,945,078	4,692,659	822,440
Effect of foreign currency exchange rate changes on cash and restricted cash	(777)	(5,409)	47,142	(6,110)
Net increase in cash and restricted cash	142,257	990,364	2,251,532	212,470
Cash and restricted cash at the beginning of the year	354,152	2,465,534	214,002	1,532
Cash and restricted cash at the end of the year	$ 496,409	3,455,898	2,465,534	214,002
Parent Company
Condensed statements of cash flows
Net cash used in operating activities		3,752	9,424	509
Net cash used in investing activities		(3,470,120)	(1,196,639)	(3,141)
Net cash provided by financing activities		2,797,814	2,551,618	100,559
Effect of foreign currency exchange rate changes on cash and restricted cash		(13,110)	43,881	(8,189)
Net increase in cash and restricted cash		(681,664)	1,408,284	89,738
Cash and restricted cash at the beginning of the year		1,498,022	89,738
Cash and restricted cash at the end of the year		¥ 816,358	¥ 1,498,022	¥ 89,738